THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------



                              THE CHAPMAN FUNDS, INC.

                                   ANNUAL REPORT

                                  OCTOBER 31, 1997






--------------------------------------------------------------------------------

THE CHAPMAN FUNDS, INC.



SCHEDULE OF INVESTMENTS - October 31, 1997
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)



                              U.S. TREASURY MONEY FUND



       Principal                                                      Value
         Amount                                                      (Note B)
     -------------                                               ---------------

                    ----------------------------------------
                             U.S. GOVERNMENT - 51.3%
                    ----------------------------------------

   $    26,000,000  U.S. Treasury Bills 4.500%, Due 11/06/97   $     25,983,750
         2,000,000  U.S. Treasury Bills 5.075%, Due 11/13/97          1,996,616
         1,000,000  U.S. Treasury Bills 5.300%, Due 01/08/98            989,989
         2,000,000  U.S. Treasury Bills 5.220%, Due 05/28/98          1,939,680
                                                                 ---------------

                                                                     30,910,035


                    ----------------------------------------
                          REPURCHASE AGREEMENTS - 49.2%
                    ----------------------------------------

          14,596,000 Credit Suisse First Boston, dated
                     10/31/97, 5.60% agreement to repurchase
                     at $14,602,811 on 11/03/97
                     (collateralized by $13,594,000 U.S.
                     Treasury Notes, 7.50%, due 11/15/2001)          14,596,000
          15,000,000 Societe Generale, dated 10/31/97, 5.65%
                     agreement to repurchase at $15,007,063
                     on 11/03/97 (collateralized by
                     $12,632,000 U.S. Treasury Notes,
                     7.875%, due 02/15/2021)                         15,000,000
                                                                 --------------

                                                                     29,596,000


                     Total Investment (Cost $60,506,035)* -
                     100.5%                                          60,506,035
                     Other Assets and Liabilities - (0.5%)             (295,925)
                                                                 ---------------

                     Net Assets - 100.0%                       $     60,210,110
                                                                 ---------------
                                                                 ---------------



                     *  Cost for federal income tax purposes


--------------------------------------------------------------------------------
See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.


STATEMENT OF ASSETS AND LIABILITIES - October 31, 1997
--------------------------------------------------------------------------------



U.S. TREASURY MONEY FUND



              ASSETS:

              Investments in securities (Including
              repurchase agreements of $29,596,000) at value
                   (Amortized cost $60,506,035) (Note B)         $    60,506,035
              Cash                                                           282
              Receivable Due from Manager                                 15,639
              Interest Receivable                                          4,625
              Prepaid expenses                                             7,895
                                                                 ---------------

              Total Assets                                            60,534,476
                                                                 ---------------


              LIABILITIES:

              Accrued expenses (Note D)                                   77,770
              Distribution Payable                                       246,596
                                                                 ---------------

              Total Liabilities                                          324,366
                                                                 ---------------

              NET ASSETS                                         $    60,210,110
                                                                 ---------------
                                                                 ---------------


              NET ASSETS CONSIST OF:
              Capital Stock                                      $        60,210
              Paid-in-Capital                                         60,149,900
                                                                 ---------------
              Net Assets, for 60,210,110 common shares
              outstanding (Note C)                               $    60,210,110
                                                                 ---------------
                                                                 ---------------

              NET ASSET VALUE PER SHARE ($60,210,110
              divided by 60,210,110 shares outstanding)
                                                                 $          1.00
                                                                 ---------------
                                                                 ---------------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.


STATEMENT OF OPERATIONS  - For the year ended October 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



U.S. TREASURY MONEY FUND


             INVESTMENT INCOME:

                  Interest income (Note B)                        $   2,726,061
                                                                  -------------

             EXPENSES:
                  Management and administrative fees (Note D)           303,841
                  Custodian fees                                         32,906
                  Rating fees                                            24,214
                  Transfer and dividend disbursing agent's fees
                  (Note D)                                               18,989
                  Legal and auditing fees                                26,388
                  Insurance fees                                         25,153
                  Director's fees (Note E)                               24,309
                  Other                                                  16,426
                                                                 --------------
                        Total expenses before reimbursement             472,226


                  Reimbursement of expenses (Note D)                   (134,280)
                                                                 --------------

                        Net expenses                                    337,946
                                                                 --------------
                  Increase in Net Assets
                  resulting from operations                      $    2,388,115
                                                                 --------------
                                                                 --------------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


U.S. TREASURY MONEY FUND

                                                   Year ended October 31,
                                                -------------------------------
                                                     1997           1996
                                                -------------   ---------------

INCREASE IN NET ASSETS:
OPERATIONS:
   Net increase in net assets from operations   $   2,388,115    $   1,849,863
                                                -------------    -------------

DIVIDENDS:
   Dividends paid to shareholders from
   net investment income ($.0470 and $.0464
   per share, respectively) (Note B)               (2,388,115)      (1,849,863)
                                                -------------    -------------

CAPITAL SHARE TRANSACTIONS (AT $1 PER
SHARE):
   Proceeds from sales of shares                  176,692,845      162,896,210
   Shares issued in reinvestment of
   dividends from net investment income             1,381,641        1,070,762
   Shares redeemed                               (172,992,911)    (143,209,871)
                                                -------------    -------------
   Increase in net assets derived
        from capital share transactions             5,081,575        20,757,101
                                                -------------    --------------

Total increase in net assets:                       5,081,575        20,757,101

NET ASSETS:
   Beginning of year                               55,128,535        34,371,434
                                                -------------    --------------
   End of year                                  $  60,210,110    $   55,128,535
                                                -------------    --------------
                                                -------------    --------------


--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS - U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                               --------------------------------------------------------------------
                                                 1997           1996           1995           1994           1993
                                               --------       --------       --------       --------       --------
 PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of year       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
          Net investment income                  0.0470         0.0464         0.0497         0.0294         0.0241
                                               --------       --------       --------       --------       --------

 DISTRIBUTIONS:
           From net investment income           (0.0470)       (0.0464)       (0.0497)       (0.0294)       (0.0241)
                                               --------       --------       --------       --------       --------

      Net asset value, end of year             $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------

 TOTAL RETURN:                                     4.80%          4.74%          5.09%          3.04%          2.44%

 RATIOS TO AVERAGE NET ASSETS:
      Expenses *                                   0.67%          0.75%          0.75%          0.75%          0.75%
      Expenses (prior to limitation)               0.93%          0.87%          0.97%          1.12%          1.15%
      Net investment income                        4.72%          4.63%          5.02%          2.94%          2.41%

 SUPPLEMENTAL DATA:
      Net Assets, end of year (000 omitted)    $ 60,210       $ 55,129       $ 34,371       $ 20,011       $ 23,515

--------------------------------------------------------------------------------
*Chapman Capital Management, Inc. (the "Advisor") agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis effective January 1, 1997. Prior to this period, the expense ratio was limited to .75% of average daily net assets on an annual basis.

THE CHAPMAN FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997

--------------------------------------------------------------------------------
NOTE A - GENERAL

The Chapman Funds, Inc. (the "Fund") was incorporated on November 22, 1988, and operates as a series fund. There are currently two series, the U.S. Treasury Money Fund (the "Money Fund") and the Institutional Cash Management Fund (the "Cash Management Fund"). The Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. Since 1991, there has been no activity, including subscriptions for purchase of shares, in the Cash Management Fund, however, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements

The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Distributions to Shareholders

Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes

Each series of the Fund is treated as a separate entity for Federal income tax purposes and each intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income to its shareholders. Therefore no provision for income taxes has been made.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

THE CHAPMAN FUNDS, INC.

--------------------------------------------------------------------------------
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The authorized capital stock of the Fund consists of eight billion shares, par value of $.001 per share divided into two portfolios. Each portfolio currently consists of four billion authorized shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment advisor and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively. For the year ended October 31, 1997, these expenses were $303,841.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. For the year ended October 31, 1997 expenses for these services amounted to $18,989.

CCM agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis effective January 1, 1997. Prior to this period, the expense ratio was limited to .75% of average daily net assets on an annual basis. Total expenses reimbursed for the year ended October 31, 1997 were $134,280.

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain officers and directors of the Fund are "affiliated persons", as defined in the Investment Company Act of 1940, of the Advisor and Sub-Advisor. For the year ended October 31, 1997, these "affiliated persons" did not receive any compensation from the fund.

Those directors who are not "affiliated persons" (independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend. Total expenses paid to directors for the year ended October 31, 1997 were $24,309.

                                   [LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
The Chapman Funds, Inc.
Baltimore, Maryland

In planning and performing our audit of the financial statements of The Chapman Funds, Inc. (the "Fund"), comprised of the U.S. Treasury Fund, for the year ended October 31, 1997, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or irregularities may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above at October 31, 1997.

This report is intended solely for the information and use of the Board of Directors and management of the Fund and the Securities and Exchange Commission.


                                                    /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 17, 1997



    Ernst & Young LLP is a member of Ernst & Young International, Ltd.